Schedule of Investments (unaudited)	iShares® U.S. Consumer Goods ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 2.7%
Aptiv PLC(a)	57,108	$9,528,470
Autoliv Inc.	16,611	1,675,718
BorgWarner Inc.	50,649	2,480,788
Gentex Corp.	50,891	1,731,821
Lear Corp.	11,560	2,022,769
Luminar Technologies Inc.(a)	42,035	773,444
QuantumScape Corp., Class A(a)(b)	36,105	827,165
		19,040,175
Automobiles — 20.0%
Ford Motor Co.(a)	827,883	11,548,968
General Motors Co.(a)	269,555	15,321,506
Harley-Davidson Inc.	32,413	1,284,203
Tesla Inc.(a)	162,727	111,825,994
Thor Industries Inc.	11,702	1,385,049
		141,365,720
Beverages — 16.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)	1,968	1,397,280
Brown-Forman Corp., Class B, NVS	38,579	2,736,023
Coca-Cola Co. (The)	819,377	46,729,070
Constellation Brands Inc., Class A	35,685	8,005,573
Keurig Dr Pepper Inc.	122,641	4,318,190
Molson Coors Beverage Co., Class B(a)	39,790	1,945,333
Monster Beverage Corp.(a)	78,125	7,368,750
National Beverage Corp.	4,977	225,856
PepsiCo Inc.	291,734	45,787,651
		118,513,726
Distributors — 1.1%
Genuine Parts Co.	30,495	3,870,425
Pool Corp.	8,470	4,047,136
		7,917,561
Entertainment — 4.2%
Activision Blizzard Inc.	164,069	13,719,450
Electronic Arts Inc.	60,430	8,699,503
Playtika Holding Corp.(a)	14,714	327,092
ROBLOX Corp., Class A(a)	8,701	669,803
Take-Two Interactive Software Inc.(a)	24,435	4,237,517
Zynga Inc., Class A(a)	213,979	2,161,188
		29,814,553
Food & Staples Retailing — 0.4%
Performance Food Group Co.(a)	28,233	1,293,636
U.S. Foods Holding Corp.(a)	46,893	1,610,306
		2,903,942
Food Products — 11.5%
Archer-Daniels-Midland Co.	117,971	7,045,228
Beyond Meat Inc.(a)(b)	10,536	1,292,767
Bunge Ltd.	29,889	2,320,283
Campbell Soup Co.	42,839	1,872,921
Conagra Brands Inc.	101,316	3,393,073
Darling Ingredients Inc.(a)	34,463	2,380,359
Flowers Foods Inc.	41,599	980,073
General Mills Inc.	128,797	7,580,991
Hain Celestial Group Inc. (The)(a)	17,270	689,246
Hershey Co. (The)	30,922	5,531,327
Hormel Foods Corp.	59,497	2,759,471
Ingredion Inc.	14,175	1,244,707
JM Smucker Co. (The)	23,143	3,034,279
Kellogg Co.	53,203	3,370,942
Security	Shares	Value

Food Products (continued)
Kraft Heinz Co. (The)	136,935	$5,267,890
Lamb Weston Holdings Inc.	30,908	2,063,727
Lancaster Colony Corp.	4,121	815,422
McCormick & Co. Inc./MD, NVS	52,544	4,422,629
Mondelez International Inc., Class A	296,608	18,763,422
Pilgrim’s Pride Corp.(a)	10,441	231,268
Post Holdings Inc.(a)	12,468	1,275,975
Seaboard Corp.	55	226,050
TreeHouse Foods Inc.(a)	11,817	524,675
Tyson Foods Inc., Class A	62,203	4,445,026
		81,531,751
Household Durables — 4.6%
DR Horton Inc.	69,269	6,610,341
Helen of Troy Ltd.(a)	5,161	1,152,916
Leggett & Platt Inc.	28,124	1,350,796
Lennar Corp., Class A	58,240	6,123,936
Lennar Corp., Class B	3,296	284,609
Mohawk Industries Inc.(a)	12,373	2,411,498
Newell Brands Inc.	79,850	1,976,287
NVR Inc.(a)	723	3,775,940
PulteGroup Inc.	55,851	3,064,544
Tempur Sealy International Inc.	38,592	1,669,876
Toll Brothers Inc.	23,673	1,403,099
Whirlpool Corp.	13,226	2,930,088
		32,753,930
Household Products — 15.2%
Church & Dwight Co. Inc.	51,754	4,480,861
Clorox Co. (The)	26,244	4,747,277
Colgate-Palmolive Co.	178,628	14,200,926
Energizer Holdings Inc.	12,322	527,998
Kimberly-Clark Corp.	71,249	9,669,914
Procter & Gamble Co. (The)	516,949	73,525,656
Reynolds Consumer Products Inc.	11,459	326,009
		107,478,641
Leisure Products — 2.0%
Brunswick Corp./DE	16,435	1,715,814
Hasbro Inc.	27,048	2,689,653
Mattel Inc.(a)	73,605	1,598,701
Peloton Interactive Inc., Class A(a)	56,746	6,698,865
Polaris Inc.	12,129	1,589,748
		14,292,781
Machinery — 1.0%
Stanley Black & Decker Inc.	34,100	6,719,405

Personal Products — 2.5%
Coty Inc., Class A(a)	59,601	520,317
Estee Lauder Companies Inc. (The), Class A	48,965	16,345,986
Herbalife Nutrition Ltd.(a)	18,464	940,556
		17,806,859
Textiles, Apparel & Luxury Goods — 10.6%
Carter’s Inc.	9,314	910,350
Columbia Sportswear Co.	6,434	640,955
Deckers Outdoor Corp.(a)	5,878	2,414,976
Hanesbrands Inc.	73,607	1,344,064
Levi Strauss & Co., Class A	17,544	482,811
Lululemon Athletica Inc.(a)	25,009	10,007,852
Nike Inc., Class B	269,209	45,095,200
PVH Corp.(a)	15,076	1,577,251
Ralph Lauren Corp.	10,195	1,157,336

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Goods ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A. Inc., Class A(a)	28,270	$1,517,534
Tapestry Inc.(a)	58,858	2,489,693
Under Armour Inc., Class A(a)	39,671	811,272
Under Armour Inc., Class C, NVS(a)	41,590	728,657
VF Corp.	67,924	5,447,505
		74,625,456
Tobacco — 7.3%
Altria Group Inc.	390,766	18,772,398
Philip Morris International Inc.	329,088	32,938,418
		51,710,816
Total Common Stocks — 99.8%
(Cost: $574,537,474)		706,475,316

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	528,334	528,598
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	910,000	$910,000
		1,438,598
Total Short-Term Investments — 0.2%
(Cost: $1,438,618)		1,438,598

Total Investments in Securities — 100.0%
(Cost: $575,976,092)		707,913,914

Other Assets, Less Liabilities — (0.0)%		(27,637)

Net Assets — 100.0%		$707,886,277

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,114,123	$—		$(585,569	)(a)	$219	$(175)	$528,598	528,334	$1,861	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	810,000	100,000	(a)	—		—	—	910,000	910,000	16		—
						$219	$(175)	$1,438,598		$1,877		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Consumer Discretionary Select Sector E-Mini Index	2	09/17/21	$364	$(904)
S&P MidCap 400 E-Mini Index	1	09/17/21	270	1,628
S&P Select Sector Consumer Staples E-Mini Index	10	09/17/21	717	13,858
				$14,582

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Goods ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$706,475,316	$—	$—	$706,475,316
Money Market Funds	1,438,598	—	—	1,438,598
	$707,913,914	$—	$—	$707,913,914
Derivative financial instruments(a)
Assets
Futures Contracts	$15,486	$—	$—	$15,486
Liabilities
Futures Contracts	(904)	—	—	(904)
	$14,582	$—	$—	$14,582

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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